Compensation and benefits	6 Months Ended
Jun. 30, 2015
Compensation and benefits
11 Compensation and benefits
in	6M15	6M14
Compensation and benefits (CHF million)
Salaries and variable compensation	4,973	5,082
Social security	456	461
Other [1]	436	454
Compensation and benefits [2]	5,865	5,997
1 Includes pension and other post-retirement expense of CHF 274 million and CHF 316 million in 6M15 and 6M14, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 97 million and CHF 86 million in 6M15 and 6M14, respectively.